LEASE (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Debt term	12 months	12 months
Weighted average discount rate	2.75%	2.75%
operating lease payment	$ 70,458	$ 157,498
Operating lease term	2 years